UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09116
                                                     ---------

                             Van Wagoner Funds, Inc.
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

                        3 Embarcadero Center, Suite 1120
                             San Francisco, CA 94111
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Elyce Dilworth
                        3 Embarcadero Center, Suite 1120
                             San Francisco, CA 94111
                 -----------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 415-835-5000
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER GROWTH OPPORTUNITIES FUND      SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                            VALUE
--------------------------------------------------------------------------------
COMMON  STOCKS  99.01%

            ADVERTISING SERVICES  1.25%
    2,500   Getty Images, Inc.*                                   $     215,100
                                                                  --------------
            AIRLINES  1.01%
    8,250   US Airways Group, Inc.*                                     173,332
                                                                  --------------
            APPAREL MANUFACTURERS  0.77%
    7,500   Lakeland Industries, Inc.*                                  132,600
                                                                  --------------
            APPLICATIONS SOFTWARE  2.29%
    7,500   Citrix Systems, Inc.*                                       188,550
    5,000   Verint Systems, Inc.*                                       204,700
                                                                  --------------
                                                                        393,250
                                                                  --------------
            BUILDING - RESIDENTIAL/COMMERCIAL  1.10%
    3,500   Washington Group International, Inc.*                       188,615
                                                                  --------------
            BUSINESS-TO-BUSINESS / E-COMMERCE  0.81%
    7,500   i2 Technologies, Inc.*                                      139,800
                                                                  --------------
            CASINO SERVICES  1.26%
    7,000   Scientific Games Corp.*                                     217,000
                                                                  --------------
            CELLULAR TELECOMMUNICATIONS  3.02%
    7,500   America Movil S.A. de C.V. ADR                              197,400
    2,500   Vimpel - Communications ADR*                                111,100
    6,000   Leap Wireless International, Inc.*                          211,200
                                                                  --------------
                                                                        519,700
                                                                  --------------
            COAL  1.11%
    2,500   CONSOL Energy, Inc.                                         190,675
                                                                  --------------
            COMMERCIAL SERVICES  0.93%
   12,500   Quanta Services, Inc.*                                      159,500
                                                                  --------------
            COMMUNICATIONS SOFTWARE  0.95%
   50,000   MetaSolv, Inc.*                                             163,500
                                                                  --------------
            COMPUTER SERVICES  0.96%
    3,000   DST Systems, Inc.*                                          164,490
                                                                  --------------

NUMBER
OF SHARES                                                            VALUE
--------------------------------------------------------------------------------
            COMPUTERS  0.80%
   35,000   Sun Microsystems, Inc.*                               $     137,200
                                                                  --------------
            COMPUTERS - INTEGRATED SYSTEMS  1.17%
    4,500   Intergraph Corp.*                                           201,195
                                                                  --------------
            COMPUTERS - MEMORY DEVICES  0.93%
    5,000   Komag, Inc.*                                                159,800
                                                                  --------------
            DECISION SUPPORT SOFTWARE  1.27%
   15,000   Interactive Intelligence, Inc.*                              94,365
   15,000   QAD Inc.                                                    124,350
                                                                  --------------
                                                                        218,715
                                                                  --------------
            DIAGNOSTIC EQUIPMENT  2.36%
    3,500   Gen-Probe, Inc.*                                            173,075
   11,250   Meridian Bioscience, Inc.                                   232,875
                                                                  --------------
                                                                        405,950
                                                                  --------------
            DIALYSIS CENTERS  1.24%
    7,000   Fresenius Medical Care AG ADR                               212,660
                                                                  --------------
            DRUG DELIVERY SYSTEMS  0.98%
   10,000   Alkermes, Inc.*                                             168,000
                                                                  --------------
            ELECTRONIC COMPONENTS - SEMICONDUCTORS  7.11%
    7,500   Advanced Micro Devices, Inc.*                               189,000
    7,500   Broadcom Corp.*                                             351,825
    2,500   International Rectifier Corp.*                              112,700
    5,000   Intersil Corp.                                              108,900
   10,000   LSI Logic Corp.*                                             98,500
    7,500   Microsemi Corp.*                                            191,550
    5,000   Texas Instruments, Inc.                                     169,500
                                                                  --------------
                                                                      1,221,975
                                                                  --------------
            E-MARKETING/INFORMATION  0.99%
   15,000   Digitas, Inc.*                                              170,400
                                                                  --------------
            ENERGY-ALTERNATIVE SOURCES  0.96%
   15,000   FuelCell Energy, Inc.*                                      164,550
                                                                  --------------
            ENTERPRISE SOFTWARE/SERVICES  2.93%
    5,000   Business Objects S.A. ADR*                                  173,800
   12,500   Concur Technologies, Inc.*                                  154,625
    7,500   Sybase, Inc.*                                               175,650
                                                                  --------------
                                                                        504,075
                                                                  --------------
            E-SERVICES/CONSULTING  1.16%
   10,000   GSI Commerce, Inc.*                                         199,000
                                                                  --------------
            IDENTIFICATION SYSTEMS/DEVELOPMENT  1.03%
    7,500   Checkpoint Systems, Inc.*                                   177,900
                                                                  --------------

NUMBER
OF SHARES                                                            VALUE
--------------------------------------------------------------------------------
            INTERNET INFRASTRUCTURE EQUIPMENT  0.92%
    5,000   Avocent Corp.*                                        $     158,200
                                                                  --------------

            INTERNET SECURITY  1.05%
    7,500   Internet Security Systems, Inc.*                            180,075
                                                                  --------------
            MACHINERY - CONSTRUCTION & MINING  1.28%
    6,000   JLG Industries, Inc.                                        219,540
                                                                  --------------
            MACHINERY - GENERAL INDUSTRIAL  1.04%
    5,000   Applied Industrial Technologies, Inc.                       179,400
                                                                  --------------
            MEDICAL - BIOMEDICAL/GENETICS  4.65%
   10,000   Human Genome Sciences, Inc.*                                135,900
    5,000   Integra LifeSciences Holdings Corp.*                        191,300
    2,000   Invitrogen Corp.*                                           150,460
    7,500   Protein Design Labs, Inc.*                                  210,000
    5,000   Vertex Pharmaceuticals, Inc.*                               111,750
                                                                  --------------
                                                                        799,410
                                                                  --------------
            MEDICAL - DRUGS  0.37%
    2,500   Idenix Pharmaceuticals, Inc.*                                62,750
                                                                  --------------
            MEDICAL - HOSPITALS  1.13%
    7,500   Symbion, Inc.*                                              194,025
                                                                  --------------
            MEDICAL - OUTPATIENT/HOME MEDICAL CARE  0.90%
   10,000   Res-Care, Inc.*                                             153,900
                                                                  --------------
            MEDICAL INFORMATION SYSTEMS  1.26%
    2,500   Cerner Corp.*                                               217,325
                                                                  --------------
            MEDICAL INSTRUMENTS  4.88%
    3,500   Advanced Neuromodulation Systems, Inc.*                     166,110
    7,500   dj Orthopedics, Inc.*                                       217,050
   12,500   NuVasive, Inc.*                                             234,250
   12,500   Thoratec Corp.*                                             222,000
                                                                  --------------
                                                                        839,410
                                                                  --------------
            MEDICAL LABS & TESTING SERVICES  0.96%
   12,500   Specialty Laboratories, Inc.*                               165,375
                                                                  --------------
            MEDICAL LASER SYSTEMS  1.13%
    7,500   Cutera, Inc.*                                               194,550
                                                                  --------------
            MISCELLANEOUS MANUFACTURER  0.62%
    5,000   Quixote Corp.                                               106,950
                                                                  --------------
            NETWORKING PRODUCTS  1.11%
   15,000   Foundry Networks, Inc.*                                     190,500
                                                                  --------------

NUMBER
OF SHARES                                                            VALUE
--------------------------------------------------------------------------------
            PHARMACY SERVICES  3.51%
    3,000   Express Scripts, Inc.*                                $     186,600
    3,500   Medco Health Solutions, Inc.*                               191,905
    4,000   Omnicare, Inc.                                              224,920
                                                                  --------------
                                                                        603,425
                                                                  --------------
            PHYSICIANS PRACTICE MANAGEMENT  2.19%
    5,000   Matria Healthcare, Inc.*                                    188,750
   15,000   QMed, Inc.*                                                 188,400
                                                                  --------------
                                                                        377,150
                                                                  --------------
            RESEARCH & DEVELOPMENT  2.64%
    9,000   Kendle International, Inc.*                                 253,260
   10,000   PAREXEL International Corp.*                                200,900
                                                                  --------------
                                                                        454,160
                                                                  --------------
            RESPIRATORY PRODUCTS  1.23%
    5,000   Respironics, Inc.*                                          210,900
                                                                  --------------
            RETIREMENT/AGED CARE  1.16%
    3,000   Sunrise Senior Living, Inc.*                                200,220
                                                                  --------------
            SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS 4.78%
    7,500   Marvell Technology Group Ltd.*                              345,825
    2,500   Maxim Integrated Products, Inc.                             106,625
  300,000   WJ Communications, Inc.*                                    369,000
                                                                  --------------
                                                                        821,450
                                                                  --------------
            SEMICONDUCTOR EQUIPMENT  1.23%
    5,000   Varian Semiconductor Equipment Associates, Inc.*            211,850
                                                                  --------------
            TELECOMMUNICATION EQUIPMENT  7.94%
    7,500   CommScope, Inc.*                                            130,050
    7,500   Comverse Technology, Inc.*                                  197,025
    5,000   Harris Corp.                                                209,000
    3,000   Preformed Line Products Co. `                               141,600
    3,000   Scientific-Atlanta, Inc.                                    112,530
   49,057   Sunrise Telecom, Inc.                                       103,020
   12,500   Tekelec*                                                    261,875
   20,000   Tellabs, Inc.*                                              210,400
                                                                  --------------
                                                                      1,365,500
                                                                  --------------
            TELECOMMUNICATION EQUIPMENT - FIBER OPTICS  3.63%
   15,000   Corning, Inc.*                                              289,950
  150,000   JDS Uniphase Corp.*                                         333,000
                                                                  --------------
                                                                        622,950
                                                                  --------------
            TELECOMMUNICATION SERVICES  0.95%
   15,000   MasTec, Inc.*                                               163,500
                                                                  --------------
            TELEPHONE - INTEGRATED  1.45%
   50,000   Broadwing Corp.*                                            249,500
                                                                  --------------

NUMBER
OF SHARES                                                            VALUE
--------------------------------------------------------------------------------
            THERAPEUTICS  1.71%
   12,500   Medarex, Inc.*                                        $     119,000
    2,500   United Therapeutics Corp.*                                  174,500
                                                                  --------------
                                                                        293,500
                                                                  --------------
            TRANSACTIONAL SOFTWARE  1.91%
   12,500   Bottomline Technologies, Inc.*                              188,625
    5,000   Transaction Systems Architects, Inc.*                       139,250
                                                                  --------------
                                                                        327,875
                                                                  --------------
            WEB HOSTING/DESIGN  0.86%
   10,000   eCollege.com*                                               148,600
                                                                  --------------
            WEB PORTALS/INTERNET SERVICE PROVIDERS  1.03%
    9,000   TOM Online, Inc. ADR*                                       177,300
                                                                  --------------
            WIRELESS EQUIPMENT  3.10%
    8,000   Crown Castle International Corp.*                           197,040
    7,500   QUALCOMM, Inc.                                              335,625
                                                                  --------------
                                                                        532,665
                                                                  --------------
            TOTAL COMMON  STOCKS
               (Cost $15,723,819)                                    17,020,937
                                                                  --------------

NUMBER
OF CONTRACTS                                                         VALUE
--------------------------------------------------------------------------------
OPTIONS PURCHASED  0.58%

    2,500   Spyder Trust Series, expires 10/22/05,
               exercise price $120                                $     100,000
                                                                  --------------
            TOTAL PUT OPTIONS PURCHASED
               (Cost $370,000)                                          100,000
                                                                  --------------

SHORT-TERM INVESTMENT   1.12%

            PNC Bank Money Market Account, 3.43%                        193,551
                                                                  --------------
            TOTAL SHORT-TERM INVESTMENT
               (Cost $193,551)                                          193,551
                                                                  --------------

            TOTAL INVESTMENTS   100.71%
               (Cost $16,287,370) (a)                                17,314,488

            Liabilities in Excess of Other Assets   (0.71%)            (122,701)
                                                                  --------------

NET ASSETS 100.00%                                                $  17,191,787
                                                                  ==============


       (a) Cost for Federal income tax purposes is $16,287,370. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

                          Gross unrealized appreciation      $ 1,705,372
                          Gross unrealized depreciation         (678,254)
                                                             ------------
                            Net unrealized appreciation      $ 1,027,118
                                                             ============

        *    Non-income producing
      ADR    American-Depository Receipt

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER SMALL-CAP GROWTH FUND      SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
COMMON  STOCKS  94.75%

            ADVERTISING SERVICES  1.34%
   100,000  AdStar, Inc.*                                         $    245,000
                                                                  -------------
            APPLICATIONS SOFTWARE  2.65%
    25,000  Applix, Inc.*                                              157,250
    10,000  Catuity, Inc.*                                             108,000
    10,000  EPIQ Systems, Inc.*                                        218,200
                                                                  -------------
                                                                       483,450
                                                                  -------------
            CELLULAR TELECOMMUNICATIONS  2.57%
    12,500  Alamosa Holdings, Inc.*                                    213,875
    10,000  Rural Cellular Corp.*                                      121,600
     2,500  United States Cellular Corp.*                              133,550
                                                                  -------------
                                                                       469,025
                                                                  -------------
            COMMERCIAL SERVICES  1.37%
     5,000  ICON plc ADR*                                              250,000
                                                                  -------------
            COMPUTER SOFTWARE  1.18%
    12,500  ILOG S.A. ADR*                                             215,500
                                                                  -------------
            COMPUTERS - MEMORY DEVICES  1.50%
     5,000  M-Systems Flash Disk Pioneers Ltd.*                        149,600
    25,000  SimpleTech, Inc.*                                          123,750
                                                                  -------------
                                                                       273,350
                                                                  -------------
            DATA PROCESSING/MANAGEMENT  2.19%
    50,000  Indus International, Inc.*                                 133,500
    60,000  Intellisync Corp.*                                         266,400
                                                                  -------------
                                                                       399,900
                                                                  -------------
            DECISION SUPPORT SOFTWARE 0.99%
     7,500  SPSS, Inc.*                                                180,000
                                                                  -------------
            DISPOSABLE MEDICAL PRODUCTS  0.97%
    10,000  Merit Medical Systems, Inc.*                               177,400
                                                                  -------------
            E-COMMERCE/SERVICES  1.19%
    50,000  Homestore, Inc.*                                           217,500
                                                                  -------------

NUMBER
OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
            ELECTRONIC COMPONENTS - MISCELLANEOUS  3.80%
    30,000  California Micro Devices Corp.*                       $    231,600
   425,000  StockerYale, Inc.*                                         463,250
                                                                  -------------
                                                                       694,850
                                                                  -------------
            ELECTRONIC COMPONENTS - SEMICONDUCTORS  6.80%
    15,000  Advanced Analogic Technologies, Inc.*                      167,850
    60,000  Bookham, Inc.*                                             292,800
    45,000  EMCORE Corp.*                                              275,400
    19,700  Ibis Technology Corp.*                                      35,854
    30,000  Kopin Corp.*                                               208,500
     4,000  Supertex, Inc.*                                            119,960
   100,000  Transmeta Corp.*                                           142,000
                                                                  -------------
                                                                     1,242,364
                                                                  -------------
            ELECTRONIC FORMS  1.16%
    15,000  Convera Corp.*                                             211,500
                                                                  -------------
            E-MARKETING/INFORMATION  2.64%
    40,000  24/7 Real Media, Inc.*                                     281,600
    10,000  aQuantive, Inc.*                                           201,300
                                                                  -------------
                                                                       482,900
                                                                  -------------
            ENTERPRISE SOFTWARE/SERVICES  1.50%
    25,000  Onyx Software Corp.*                                        90,000
    10,000  The Ultimate Software Group, Inc.*                         184,200
                                                                  -------------
                                                                       274,200
                                                                  -------------
            E-SERVICES/CONSULTING  2.28%
    15,000  Keynote Systems, Inc.*                                     194,700
    12,500  WebSideStory, Inc.*                                        221,500
                                                                  -------------
                                                                       416,200
                                                                  -------------
            INTERNET APPLICATION SOFTWARE  1.63%
    70,000  Tumbleweed Communications Corp.*                           297,500
                                                                  -------------
            INTERNET CONNECTIVITY SERVICES  2.92%
     5,000  NDS Group plc ADR*                                         185,750
    35,000  Redback Networks, Inc.*                                    347,200
                                                                  -------------
                                                                       532,950
                                                                  -------------
            INTERNET CONTENT - INFORMATION/NEWS  2.87%
    35,000  iVillage, Inc.*                                            254,100
    15,000  The Knot, Inc.*                                            166,350
    25,000  TheStreet.com, Inc.*                                       104,500
                                                                  -------------
                                                                       524,950
                                                                  -------------
            INTERNET INFRASTRUCTURE EQUIPMENT  1.03%
    50,000  Centillium Communications, Inc.*                           188,500
                                                                  -------------

NUMBER
OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
            INTERNET INFRASTRUCTURE SOFTWARE  1.76%
    10,000  Captiva Software Corp.*                               $    179,600
    50,000  Chordiant Software, Inc.*                                  142,500
                                                                  -------------
                                                                       322,100
                                                                  -------------
            LOTTERY SERVICES  0.31%
   112,000  WinWin Gaming, Inc.*                                        56,000
                                                                  -------------
            MEDICAL - BIOMEDICAL/GENETICS  3.15%
    12,500  Cambridge Antibody Technology Group plc ADR*               163,875
    10,000  CoTherix, Inc.*                                            139,500
     5,000  LifeCell Corp.*                                            108,150
     7,500  Myriad Genetics, Inc.*                                     163,950
                                                                  -------------
                                                                       575,475
                                                                  -------------
            MEDICAL - DRUGS  3.84%
     7,500  Cubist Pharmaceuticals, Inc.*                              161,550
    35,000  DURECT Corp.*                                              239,750
    10,000  VaxGen, Inc.*                                              144,000
     7,500  ViroPharma, Inc.*                                          156,000
                                                                  -------------
                                                                       701,300
                                                                  -------------
            MEDICAL - HOSPITALS  1.12%
     7,500  Horizon Health Corp.*                                      203,775
                                                                  -------------
            MEDICAL - OUTPATIENT/HOME MEDICAL CARE  2.39%
    17,500  Air Methods Corp.*                                         198,100
     7,500  Radiation Therapy Services, Inc.*                          238,950
                                                                  -------------
                                                                       437,050
                                                                  -------------
            MEDICAL INFORMATION SYSTEMS  1.04%
    10,000  NDCHealth Corp.*                                           189,200
                                                                  -------------
            MEDICAL INSTRUMENTS  1.64%
    20,000  Micro Therapeutics, Inc.*                                  111,800
    20,000  The Spectranetics Corp.*                                   188,200
                                                                  -------------
                                                                       300,000
                                                                  -------------
            MEDICAL LABS & TESTING SERVICES  1.18%
    12,500  Bio-Reference Laboratories, Inc.*                          216,125
                                                                  -------------
            MEDICAL LASER SYSTEMS  0.59%
    12,200  IRIDEX Corp.*                                              107,238
                                                                  -------------
            MEDICAL PRODUCTS  2.67%
   112,500  ATS Medical, Inc.*                                         416,250
    20,000  RITA Medical Systems, Inc.*                                 71,200
                                                                  -------------
                                                                       487,450
                                                                  -------------
            NETWORKING PRODUCTS  2.24%
     8,500  NETGEAR, Inc.*                                             204,510
    35,000  Stratos International, Inc.*                               204,400
                                                                  -------------
                                                                       408,910
                                                                  -------------

NUMBER
OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
            PATIENT MONITORING EQUIPMENT  3.11%
   176,386  Medwave, Inc.*                                        $    567,963
                                                                  -------------
            PHARMACY SERVICES  0.49%
     3,240  National Medical Health Card Systems, Inc.*                 89,554
                                                                  -------------
            POWER CONVERSION/SUPPLY EQUIPMENT  2.17%
    50,000  Beacon Power Corp.*                                        146,000
    30,000  Distributed Energy Systems Corp.*                          250,200
                                                                  -------------
                                                                       396,200
                                                                  -------------
            RESEARCH & DEVELOPMENT  2.18%
     7,500  PRA International*                                         227,325
    10,000  Senomyx, Inc.*                                             170,300
                                                                  -------------
                                                                       397,625
                                                                  -------------
            SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS  5.41%
    35,000  Cirrus Logic, Inc.*                                        265,650
    50,000  Irvine Sensors Corp.*                                      131,000
     5,000  Standard Microsystems Corp.*                               149,550
   360,000  WJ Communications, Inc.*                                   442,800
                                                                  -------------
                                                                       989,000
                                                                  -------------
            SEMICONDUCTOR EQUIPMENT  1.24%
    15,000  BTU International, Inc.*                                   136,350
    50,000  LogicVision, Inc.*                                          90,000
                                                                  -------------
                                                                       226,350
                                                                  -------------
            TELECOMMUNICATION EQUIPMENT  7.32%
    15,000  Anaren, Inc.*                                              211,500
    20,000  Arris Group, Inc.*                                         237,200
    50,000  NMS Communications Corp.*                                  185,000
     5,000  Orckit Communications Ltd.*                                125,150
   275,000  Sunrise Telecom, Inc.                                      577,500
                                                                  -------------
                                                                     1,336,350
                                                                  -------------
            TELECOMMUNICATION EQUIPMENT - FIBER OPTICS  3.95%
    70,000  EXFO Electro-Optical Engineering, Inc.*                    349,300
   150,000  Finisar Corp.*                                             205,500
    30,000  Optical Cable Corp.*                                       167,100
                                                                  -------------
                                                                       721,900
                                                                  -------------
            TELECOMMUNICATION SERVICES  2.51%
    35,000  ECtel Ltd.*                                                178,150
    15,000  Lightbridge, Inc.*                                         121,200
   200,000  SAVVIS, Inc.*                                              160,000
                                                                  -------------
                                                                       459,350
                                                                  -------------
            WEB PORTALS/INTERNET SERVICE PROVIDERS  0.77%
    10,000  The TriZetto Group, Inc.*                                  141,200
                                                                  -------------
            WIRELESS EQUIPMENT  1.09%
    10,000  I.D. Systems, Inc.*                                        198,300
                                                                  -------------
            TOTAL COMMON  STOCKS
               (Cost $15,863,978)                                   17,305,454
                                                                  -------------

NUMBER
OF CONTRACTS                                                           VALUE
--------------------------------------------------------------------------------
OPTIONS PURCHASED  0.55%

     2,500  Spyder Trust Series, expires 10/22/05,
              exercise price $120                                 $    100,000
                                                                  -------------
            TOTAL PUT OPTIONS PURCHASED
               (Cost $370,000)                                         100,000
                                                                  -------------

SHORT-TERM INVESTMENT   5.67%

            PNC Bank Money Market Account, 3.43%                     1,036,731
                                                                  -------------
            TOTAL SHORT-TERM INVESTMENT
               (Cost $1,036,731)                                     1,036,731
                                                                  -------------

            TOTAL INVESTMENTS   100.97%
               (Cost $17,270,709) (a)                               18,442,185

            Liabilities in Excess of Other Assets   (0.97%)           (177,080)
                                                                  -------------

NET ASSETS 100.00%                                                $ 18,265,105
                                                                  =============

           (a) Cost for Federal income tax purposes is $17,270,709. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

                      Gross unrealized appreciation     $ 2,404,896
                      Gross unrealized depreciation      (1,233,420)
                                                        ------------
                        Net unrealized appreciation     $ 1,171,476
                                                        ============

            *   Non-income producing
          ADR   American-Depository Receipt.

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER EMERGING GROWTH FUND      SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
COMMON  STOCKS  98.71%

            AEROSPACE - DEFENSE  1.15%
    12,500  Armor Holdings, Inc.*                                 $     537,625
                                                                  --------------
            APPLICATIONS SOFTWARE  2.52%
    50,000  Compuware Corp.*                                            475,000
    20,000  Retalix Ltd.*                                               482,600
    20,000  Unica Corp.*                                                219,600
                                                                  --------------
                                                                      1,177,200
                                                                  --------------
            AUTO/TRUCK PARTS & EQUIPMENT  0.96%
    75,000  IMPCO Technologies, Inc.*                                   450,000
                                                                  --------------
            CELLULAR TELECOMMUNICATIONS  3.40%
   100,000  Airspan Networks, Inc.*                                     503,000
    20,000  JAMDAT Mobile, Inc.*                                        420,000
    10,000  Mobile TeleSystems ADR                                      406,800
    10,000  Vodafone Group plc ADR                                      259,700
                                                                  --------------
                                                                      1,589,500
                                                                  --------------
            COAL  0.96%
    15,000  Alpha Natural Resources, Inc.*                              450,600
                                                                  --------------
            COMMERCIAL SERVICES - FINANCE  1.11%
    17,500  Euronet Worldwide, Inc.*                                    517,825
                                                                  --------------
            COMPUTERS - INTEGRATED SYSTEMS  0.93%
    10,000  MICROS Systems, Inc.*                                       437,500
                                                                  --------------
            COMPUTERS - MEMORY DEVICES  1.55%
    15,000  SanDisk Corp.*                                              723,750
                                                                  --------------
            DATA PROCESSING/MANAGEMENT  1.76%
    10,000  Fair Isaac Corp.                                            448,000
     7,500  NAVTEQ Corp.*                                               374,625
                                                                  --------------
                                                                        822,625
                                                                  --------------
            E-COMMERCE/SERVICES  1.18%
    50,000  Emdeon Corp.*                                               554,000
                                                                  --------------

NUMBER
OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            ELECTRONIC COMPONENTS - MISCELLANEOUS  2.45%
 1,050,000  StockerYale, Inc.*                                    $   1,144,500
                                                                  --------------
            ELECTRONIC COMPONENTS - SEMICONDUCTORS  8.05%
   150,000  Applied Micro Circuits Corp.*                               450,000
   135,000  EMCORE Corp.*                                               826,200
    25,000  NetLogic Microsystems, Inc.*                                539,750
   125,000  ON Semiconductor Corp.*                                     646,250
    20,000  PortalPlayer, Inc.*                                         548,600
    25,000  SiRF Technology Holdings, Inc.*                             753,250
                                                                  --------------
                                                                      3,764,050
                                                                  --------------
            ELECTRONIC MEASURING INSTRUMENTS  1.15%
    35,000  Zygo Corp.*                                                 536,200
                                                                  --------------
            ELECTRONIC SECURITY DEVICES  1.05%
     7,500  American Science and Engineering, Inc.*                     491,925
                                                                  --------------
            E-MARKETING/INFORMATION  1.28%
    85,000  24/7 Real Media, Inc.*                                      598,400
                                                                  --------------
            ENERGY-ALTERNATIVE SOURCES  3.99%
    75,000  Evergreen Solar, Inc.*                                      699,750
   125,000  Hydrogenics Corp.*                                          486,250
   100,000  Plug Power, Inc.*                                           680,000
                                                                  --------------
                                                                      1,866,000
                                                                  --------------
            ENTERPRISE SOFTWARE/SERVICES  3.29%
    15,000  Advent Software, Inc.*                                      404,100
    50,000  Lawson Software, Inc.*                                      347,000
   100,000  Micromuse, Inc.*                                            788,000
                                                                  --------------
                                                                      1,539,100
                                                                  --------------
            FINANCE - INVESTMENT BANKER/BROKER  0.94%
    25,000  E*TRADE Financial Corp.*                                    440,000
                                                                  --------------
            INSTRUMENTS - SCIENTIFIC  1.24%
    25,000  Applera Corp. - Applied Biosystems Group                    581,000
                                                                  --------------
            INTERNET APPLICATION SOFTWARE  1.73%
   190,000  Tumbleweed Communications Corp.*                            807,500
                                                                  --------------
            INTERNET CONNECTIVITY SERVICES  2.50%
   883,900  Internap Network Services Corp.*                            424,272
    75,000  Redback Networks, Inc.*                                     744,000
                                                                  --------------
                                                                      1,168,272
                                                                  --------------
            INTERNET CONTENT - ENTERTAINMENT  1.39%
    25,000  Netflix, Inc.*                                              649,750
                                                                  --------------

NUMBER
OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            INTERNET CONTENT - INFORMATION/NEWS  1.31%
    45,000  CNET Networks, Inc.*                                  $     610,650
                                                                  --------------
            INTERNET INFRASTRUCTURE SOFTWARE  2.52%
    40,000  Akamai Technologies, Inc.*                                  638,000
    30,001  Openwave Systems, Inc.*                                     539,418
                                                                  --------------
                                                                      1,177,418
                                                                  --------------
            LASERS - SYSTEM COMPONENTS  0.96%
    20,000  Electro Scientific Industries, Inc.*                        447,200
                                                                  --------------
            MACHINERY - CONSTRUCTION & MINING  1.08%
    10,000  Joy Global, Inc.                                            504,600
                                                                  --------------
            MEDICAL - BIOMEDICAL/GENETICS  4.48%
     6,000  Amgen, Inc.*                                                478,020
    25,000  Applera Corp. - Celera Genomics Group*                      303,250
    10,000  Celgene Corp.*                                              543,200
     5,000  Genzyme Corp.*                                              358,200
    15,000  ICOS Corp.*                                                 414,300
                                                                  --------------
                                                                      2,096,970
                                                                  --------------
            MEDICAL INFORMATION SYSTEMS  0.81%
    15,000  IMS Health, Inc.                                            377,550
                                                                  --------------
            MEDICAL INSTRUMENTS  1.78%
     7,500  Intuitive Surgical, Inc.*                                   549,675
     5,000  Techne Corp.*                                               284,900
                                                                  --------------
                                                                        834,575
                                                                  --------------
            MEDICAL PRODUCTS  3.70%
   325,000  ATS Medical, Inc.*                                        1,202,500
    75,000  Caliper Life Sciences, Inc.*                                527,250
                                                                  --------------
                                                                      1,729,750
                                                                  --------------
            NETWORKING PRODUCTS  2.46%
   150,000  3Com Corp.*                                                 612,000
    55,000  Atheros Communications, Inc.*                               536,800
                                                                  --------------
                                                                      1,148,800
                                                                  --------------
            PATIENT MONITORING EQUIPMENT  2.96%
   430,000  Medwave, Inc.*                                            1,384,600
                                                                  --------------
            PHARMACY SERVICES  0.91%
    20,000  HealthExtras, Inc.*                                         427,600
                                                                  --------------
            PHYSICIANS PRACTICE MANAGEMENT  0.68%
     7,500  American Healthways, Inc.*                                  318,000
                                                                  --------------

NUMBER
OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            POWER CONVERSION/SUPPLY EQUIPMENT  0.31%
    50,000  Beacon Power Corp.*                                   $     146,000
                                                                  --------------
            RESPIRATORY PRODUCTS  1.19%
     7,000  ResMed, Inc.*                                               557,550
                                                                  --------------
            RETAIL - MAIL ORDER/DIRECT  0.87%
    15,000  The Sportsman's Guide, Inc.*                                409,500
                                                                  --------------
            SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS 3.44%
    15,000  Genesis Microchip, Inc.*                                    329,250
 1,040,000  WJ Communications, Inc.*                                  1,279,200
                                                                  --------------
                                                                      1,608,450
                                                                  --------------
            SEMICONDUCTOR EQUIPMENT  1.92%
    17,500  ATMI, Inc.*                                                 542,500
    15,000  Cohu, Inc.                                                  354,750
                                                                  --------------
                                                                        897,250
                                                                  --------------
            TELECOMMUNICATION EQUIPMENT  5.74%
   125,000  Sonus Networks, Inc.*                                       725,000
   675,000  Sunrise Telecom, Inc.*                                    1,417,500
    70,000  Symmetricom, Inc.*                                          541,800
                                                                  --------------
                                                                      2,684,300
                                                                  --------------
            TELECOMMUNICATION EQUIPMENT - FIBER OPTICS  4.86%
   275,000  Ciena Corp.*                                                726,000
   400,000  JDS Uniphase Corp.*                                         888,000
   175,000  Sycamore Networks, Inc.*                                    659,750
                                                                  --------------
                                                                      2,273,750
                                                                  --------------
            TELEPHONE - INTEGRATED  1.24%
   250,000  Level 3 Communications, Inc.*                               580,000
                                                                  --------------
            THERAPEUTICS  1.12%
    15,000  Amylin Pharmaceuticals, Inc.*                               521,850
                                                                  --------------
            VETERINARY PRODUCTS  1.14%
    51,400  PetMed Express, Inc.*                                       532,504
                                                                  --------------
            WEB HOSTING/DESIGN  1.34%
    15,000  Equinix, Inc.*                                              624,750
                                                                  --------------
            WEB PORTALS/INTERNET SERVICE PROVIDERS 3.81%
     1,750  Google, Inc.*                                               553,805
     7,500  NetEase.com, Inc. ADR*                                      675,075
    40,000  United Online, Inc.                                         554,000
                                                                  --------------
                                                                      1,782,880
                                                                  --------------

NUMBER
OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            WIRELESS EQUIPMENT  3.50%
    70,000  Alvarion Ltd.*                                        $     570,500
    22,500  American Tower Corp.*                                       561,375
    35,000  Novatel Wireless, Inc.*                                     506,450
                                                                  --------------
                                                                      1,638,325
                                                                  --------------
            TOTAL COMMON  STOCKS
               (Cost $42,814,295)                                    46,162,144
                                                                  --------------

NUMBER
OF CONTRACTS                                                           VALUE
--------------------------------------------------------------------------------
OPTIONS PURCHASED  0.64%

         7,500    Spyder Trust Series, expires 10/22/05,
                     exercise price $120                          $     300,000
                                                                  --------------
                  TOTAL PUT OPTIONS PURCHASED
                     (Cost $1,110,000)                                  300,000
                                                                  --------------

SHORT-TERM INVESTMENT   2.89%

                  PNC Bank Money Market Account, 3.43%                1,352,425
                                                                  --------------
                  TOTAL SHORT-TERM INVESTMENT
                     (Cost $1,352,425)                                1,352,425
                                                                  --------------

                  TOTAL INVESTMENTS   102.24%
                     (Cost $45,276,720) (a)                          47,814,569

                  Liabilities in Excess of Other Assets (2.24%)      (1,047,101)
                                                                  --------------

NET ASSETS   100.00%                                              $  46,767,468
                                                                  ==============


            (a) Cost for Federal income tax purposes is $45,276,720. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

                       Gross unrealized appreciation      $ 5,522,093
                       Gross unrealized depreciation       (2,984,244)
                                                          ------------
                         Net unrealized appreciation      $ 2,537,849
                                                          ============

             *    Non-income producing
           ADR    American Depository Receipt

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER MID-CAP GROWTH FUND      SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
COMMON  STOCKS  0.60%

            E-COMMERCE/SERVICES  0.20%
       883  Homestore, Inc.*                                       $      3,841
                                                                   -------------
            ENTERPRISE SOFTWARE/SERVICES  0.40%
       288  Computer Associates International, Inc.                       8,009
                                                                   -------------
            TOTAL COMMON  STOCKS
               (Cost $8,027)                                             11,850
                                                                   -------------

SHORT-TERM INVESTMENT   100.63%

            PNC Bank Money Market Account, 3.43%                      1,998,779
                                                                   -------------
            TOTAL SHORT-TERM INVESTMENT
               (Cost $1,998,779)                                      1,998,779
                                                                   -------------

            TOTAL INVESTMENTS   101.23%
               (Cost $2,006,806) (a)                                  2,010,629

            Liabilities in Excess of Other Assets   (1.23%)             (24,342)
                                                                   -------------

NET ASSETS 100.00%                                                 $  1,986,287
                                                                   =============


          (a) Cost for Federal income tax purposes is $2,006,806. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

                      Gross unrealized appreciation       $ 3,840
                      Gross unrealized depreciation           (17)
                                                          --------
                        Net unrealized appreciation       $ 3,823
                                                          ========

           *   Non-income producing

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER TECHNOLOGY FUND      SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT   101.24%

            PNC Bank Money Market Account, 3.43%                  $  2,883,758
                                                                  -------------
            TOTAL SHORT-TERM INVESTMENT
               (Cost $2,883,758)                                     2,883,758
                                                                  -------------

            TOTAL INVESTMENTS   101.24%
               (Cost $2,883,758) (a)                                 2,883,758

            Liabilities in Excess of Other Assets   (1.24%)            (35,294)
                                                                  -------------

NET ASSETS 100.00%                                                $  2,848,464
                                                                  =============


          (a) Cost for Federal income tax purposes is $2,883,758. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

                  Gross unrealized appreciation        $ -
                  Gross unrealized depreciation          -
                                                       ----
                    Net unrealized depreciation        $ -
                                                       ====

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER POST-VENTURE FUND      SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT   100.92%

            PNC Bank Money Market Account, 3.43%                 $   3,077,094
                                                                 --------------
            TOTAL SHORT-TERM INVESTMENT
               (Cost $3,077,094)                                     3,077,094
                                                                 --------------

            TOTAL INVESTMENTS   100.92%
               (Cost $3,077,094) (a)                                 3,077,094

            Liabilities in Excess of Other Assets   (0.92%)            (28,189)
                                                                 --------------

NET ASSETS   100.00%                                             $   3,048,905
                                                                 ==============


        (a) Cost for Federal income tax purposes is $3,077,094. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

                 Gross unrealized appreciation         $ -
                 Gross unrealized depreciation           -
                                                       ----
                   Net unrealized depreciation         $ -
                                                       ====

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Wagoner Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Elyce D. Dilworth
                         -------------------------------------------------------
                                    Elyce D. Dilworth, Chief Executive Officer &
                                    Chief Financial Officer
                                    (principal executive officer)

Date      November 21, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Elyce D. Dilworth
                         -------------------------------------------------------
                                    Elyce D. Dilworth, Chief Executive Officer &
                                    Chief Financial Officer
                                    (principal executive officer &
                                    principal financial officer)

Date      November 21, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.